COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 5 – COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases office space in the U.S. for approximately $3,833 on a month-to-month basis. The Company also leases office space in Brazil. Such costs are immaterial to the condensed consolidated financial statements.

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Rental Commitment

The rents office space as its principal executive offices in Pasadena, California for approximately $5,750 on a month-to-month basis. The Company also rents office space in the municipality of Olhos D’Agua, Brazil. Such costs are immaterial to the condensed consolidated financial statements.